Investment Objectives and Goals - Alpha Architect US Equity 5 ETF	Jun. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ALPHA ARCHITECT US EQUITY 5 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect US Equity 5 ETF (the “Fund”) seeks to achieve long-term capital appreciation.